Related Party Transactions - Summary of Transactions Between Related Parties (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Proceeds of shareholder loan	€ 82,205	€ 99,513	€ 85,712
Repayments of shareholder loan	11,055	108,286	43,104
Interest expenses	9,456	9,808	3,858
Royalty	5,448	1,673	0
Other service expenses	1,902	1,760	0
Received in advance	6,111	0	0
Borrowings	48,554	14,166
Other current liabilities	70,435	27,733
Other non-current liabilities	6,510	0
Meritz Securities Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Proceeds of shareholder loan	59,959	23,076	0
Repayments of shareholder loan	2,187	0	0
Interest expenses	7,877	443	0
Borrowings	21,612	0
Other current liabilities	63,320	23,519
Fosun International Limited [member]
Disclosure of transactions between related parties [line items]
Proceeds of shareholder loan	18,465	66,531	79,684
Repayments of shareholder loan	3,220	106,418	42,642
Interest expenses	392	8,355	3,754
Borrowings	15,245	0
Other current liabilities	420	26
Other current assets	252	263
FPI (US) I LLC [Member]
Disclosure of transactions between related parties [line items]
Proceeds of shareholder loan	1,845	0	0
Repayments of shareholder loan	1,845	0	0
Interest expenses	16	0	0
Fosun JoyGo (HK) Technology Limited [Member]
Disclosure of transactions between related parties [line items]
Proceeds of shareholder loan	1,107	0	0
Interest expenses	4	0	0
Borrowings	1,081	0
Other current liabilities	5	0
Shanghai Fosun High Technology Group Finance Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Proceeds of shareholder loan	829	4,053	1,518
Repayments of shareholder loan	3,803	1,691	77
Interest expenses	146	248	25
Borrowings	829	3,803
Other current liabilities	2	8
Shanghai Fosun High Technology (Group) Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Proceeds of shareholder loan	0	5,853	4,510
Repayments of shareholder loan	0	177	385
Interest expenses	1,021	762	79
Borrowings	9,787	10,363
Other current liabilities	384	1,216
Other non-current liabilities	1,757	0
Shanghai Fosun Bund Property Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Rental expenses	1,143	1,201	371
Other current liabilities	1,837	770
Handsome Corporation [Member]
Disclosure of transactions between related parties [line items]
Sales of goods	1,499	3,104	0
Royalty	3,143	1,498	0
Fosun Holdings Limited [Member]
Disclosure of transactions between related parties [line items]
Other service expenses	271	0	0
Other current liabilities	271	0
Baozun Hong Kong Investment Limited [Member]
Disclosure of transactions between related parties [line items]
Other service expenses	1,631	1,760	0
Other current liabilities	1,851	1,150
Itochu Corporation [Member]
Disclosure of transactions between related parties [line items]
Royalty	2,305	175	0
Purchase of trademarks	27,074	0	0
Received in advance	4,753	0	0
Other non-current liabilities	4,753	0
Shanghai Yu Garden Group and its subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Received in advance	1,358	0	€ 0
Other current liabilities	1,358	0
Shanghai Fosun Industry Investment Co., Ltd. [Member]
Disclosure of transactions between related parties [line items]
Other current liabilities	€ 987	€ 1,044